International Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (94.0%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (3.7%)
Baidu, Inc., ADR *	China	88,000	9,265
Deutsche Telekom AG	Germany	1,050,000	25,489
Grupo Televisa SAB, ADR	Mexico	1,850,000	5,920
Liberty Global, Ltd. - Class A *	Belgium	155,000	2,623
Liberty Global, Ltd. - Class C *	Belgium	327,000	5,768
Millicom International Cellular SA, SDR *	Guatemala	360,000	7,337
NetEase, Inc., ADR	China	40,000	4,139
Tencent Holdings, Ltd.	China	265,000	10,341

Total			70,882

Consumer Discretionary (12.1%)
adidas AG	Germany	58,000	12,956
Alibaba Group Holding, Ltd., ADR	China	495,000	35,818
Booking Holdings, Inc.	United States	7,000	25,395
Entain PLC	United Kingdom	1,950,337	19,605
Flutter Entertainment PLC *	United Kingdom	20,000	3,950
Honda Motor Co., Ltd.	Japan	1,650,000	20,407
JD.com, Inc., ADR	China	760,000	20,816
Kering SA	France	24,000	9,486
Ollamani SAB *	Mexico	462,500	836
Prosus NV	China	1,225,000	38,387
Stellantis NV	United States	1,225,000	34,817
Yum China Holdings, Inc.	China	260,000	10,345

Total			232,818

Consumer Staples (7.4%)
Anheuser-Busch InBev SA/NV	Belgium	545,000	33,151
Beiersdorf AG	Germany	95,000	13,831
Danone SA	France	270,000	17,446
Haleon PLC	United States	6,500,000	27,279
Imperial Brands PLC	United Kingdom	1,625,000	36,332
Seven & i Holdings Co., Ltd.	Japan	1,065,000	15,502

Total			143,541

Energy (7.4%)
Equinor ASA	Norway	530,000	14,221
Ovintiv, Inc.	United States	244,246	12,676
Suncor Energy, Inc.	Canada	1,135,000	41,893
TC Energy Corp.	Canada	475,000	19,095
TotalEnergies SE	France	810,000	55,696

Total			143,581

Financials (23.6%)
Aegon, Ltd.	Netherlands	2,150,000	13,100
Aviva PLC	United Kingdom	4,301,600	26,996
Axis Bank, Ltd.	India	3,080,139	38,753
Banco Santander SA	Spain	14,550,000	71,095
Barclays PLC	United Kingdom	22,350,000	51,936
BNP Paribas SA	France	945,000	67,254
Credicorp, Ltd.	Peru	140,000	23,720
HDFC Bank, Ltd.	India	1,825,000	31,750
ICICI Bank, Ltd.	India	475,806	6,248

Common Stocks (94.0%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Prudential PLC	Hong Kong	2,700,000	25,398
Standard Chartered PLC	United Kingdom	3,300,000	27,965
UBS Group AG	Switzerland	1,720,000	52,862
XP, Inc. - Class A	Brazil	730,000	18,732

Total			455,809

Health Care (14.1%)
Bayer AG	Germany	690,000	21,161
Fresenius Medical Care AG	Germany	580,000	22,306
GSK PLC	United States	2,920,000	62,713
Novartis AG	Switzerland	585,000	56,654
Olympus Corp.	Japan	835,000	12,013
Roche Holding AG	United States	141,500	36,121
Sanofi	United States	620,000	60,833

Total			271,801

Industrials (7.3%)
Johnson Controls International PLC	United States	834,300	54,496
Mitsubishi Electric Corp.	Japan	2,675,000	44,837
Nidec Corp.	Japan	160,000	6,605
Schneider Electric SE	United States	85,000	19,221
Smiths Group PLC	United Kingdom	790,000	16,390

Total			141,549

Information Technology (5.6%)
Brother Industries, Ltd.	Japan	385,000	7,154
Infineon Technologies AG	Germany	280,000	9,519
Kyocera Corp.	Japan	1,020,000	13,624
Murata Manufacturing Co., Ltd.	Japan	855,000	16,089
Samsung Electronics Co., Ltd.South Korea		40,000	2,395
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,550,000	37,346
TE Connectivity, Ltd.	United States	155,000	22,512

Total			108,639

Materials (11.4%)
Akzo Nobel NV	Netherlands	460,000	34,310
Glencore PLC	Australia	5,450,000	29,983
Holcim, Ltd. *	United States	640,000	58,245
International Flavors & Fragrances, Inc.	United States	235,000	20,207
Linde PLC	United States	49,000	22,752
Mitsubishi Chemical Group Corp.	Japan	3,143,200	19,146
Nutrien, Ltd.	Canada	325,000	17,651
Teck Resources, Ltd. - Class B	Canada	400,000	18,312

Total			220,606

International Equity Portfolio

Common Stocks (94.0%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate (1.4%)
CK Asset Holdings, Ltd.	Hong Kong	2,435,500	10,033
Daito Trust Construction Co., Ltd.	Japan	110,000	12,540
Hang Lung Group, Ltd.	Hong Kong	3,500,000	4,030

Total			26,603

Total Common Stocks (Cost: $1,771,400)			1,815,829

Preferred Stocks (3.7%)
Financials (2.5%)
Itau Unibanco Holding SA	Brazil	6,870,000	47,449

Total			47,449

Preferred Stocks (3.7%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (1.2%)
Samsung Electronics Co., Ltd.South Korea		460,000	22,969

Total			22,969

Total Preferred Stocks (Cost: $54,133)			70,418

Total Investments (97.7%) (Cost: $1,825,533)@			1,886,247

Other Assets, Less Liabilities (2.3%)			44,836

Net Assets (100.0%)			1,931,083

Investments by Country of Risk as a Percentage of Net Assets:
United States	23.6%
United Kingdom	9.6%
Japan	8.7%
France	7.8%
China	6.7%
Switzerland	5.6%
Germany	5.5%
Canada	5.0%
Other	25.2%

Total	97.7%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Citibank NA	CNH	10,735	1,479	4/17/24	$53	$—	$53
Sell	HSBC Bank USA	CNH	4,539	625	4/17/24	50	—	50
Sell	JP Morgan Chase Bank NA	CNH	65,626	9,040	4/17/24	275	—	275
Sell	UBS AG	CNH	21,470	2,958	4/17/24	107	—	107
Sell	Bank of America NA	CNH	11,718	1,617	5/22/24	54	—	54
Sell	Barclays Bank PLC	CNH	11,718	1,617	5/22/24	55	—	55
Sell	Citibank NA	CNH	11,718	1,617	5/22/24	58	—	58
Sell	JP Morgan Chase Bank NA	CNH	24,370	3,362	5/22/24	96	—	96
Sell	UBS AG	CNH	7,700	1,062	5/22/24	8	—	8
Sell	Bank of America NA	CNH	51,413	7,099	6/5/24	227	—	227
Sell	HSBC Bank USA	CNH	21,309	2,942	6/5/24	55	—	55
Sell	JP Morgan Chase Bank NA	CNH	11,461	1,586	7/10/24	39	—	39
Sell	UBS AG	CNH	9,090	1,261	8/14/24	24	—	24
Sell	Bank of America NA	CNH	8,151	1,133	9/12/24	10	—	10
Sell	HSBC Bank USA	CNH	24,454	3,399	9/12/24	30	—	30
Sell	JP Morgan Chase Bank NA	CNH	9,090	1,263	9/12/24	25	—	25
Sell	HSBC Bank USA	CNH	18,325	2,552	10/17/24	36	—	36
Sell	UBS AG	CNH	9,235	1,286	10/17/24	12	—	12
Sell	HSBC Bank USA	CNH	38,650	5,390	11/7/24	60	—	60
Sell	UBS AG	CNH	21,772	3,036	11/7/24	33	—	33
Sell	HSBC Bank USA	CNH	24,260	3,390	12/5/24	95	—	95
Sell	JP Morgan Chase Bank NA	CNH	12,130	1,695	12/5/24	47	—	47
Sell	UBS AG	CNH	24,260	3,390	12/5/24	95	—	95
Sell	HSBC Bank USA	CNH	29,698	4,160	1/9/25	89	—	89
Sell	JP Morgan Chase Bank NA	CNH	29,698	4,160	1/9/25	87	—	87

International Equity Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	CNH	14,849	2,080	1/9/25	$45	$—	$45
Sell	Barclays Bank PLC	CNH	608	85	2/13/25	1	—	1
Sell	HSBC Bank USA	CNH	1,520	213	2/13/25	2	—	2
Sell	UBS AG	CNH	24,743	3,473	2/13/25	44	—	44
Sell	HSBC Bank USA	CNH	49,815	7,006	3/13/25	89	—	89
Sell	UBS AG	CNH	30,771	4,327	3/13/25	55	—	55
Sell	State Street Bank And Trust Company	CNY	6,354	891	8/14/24	—	(2)	(2)
Sell	State Street Bank And Trust Company	CNY	49,815	7,142	3/13/25	—	(46)	(46)

						$1,956	$(48)	$1,908

	Financial Derivative Assets (000’s)				Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$ 1,956	— $	1,956	$ (48)	—	— $	(48)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,825,533 and the net unrealized appreciation of investments based on that cost was $62,622 which is comprised of $267,050 aggregate gross unrealized appreciation and $204,428 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)

Assets:
Preferred Stocks
Financials	$47,449	$—	$ —
Information Technology	—	22,969	—
Common Stocks
Communication Services	27,715	43,167	—
Consumer Discretionary	97,160	135,658	—
Energy	73,664	69,917	—
Financials	42,452	413,357	—
Industrials	54,496	87,053	—
Information Technology	22,512	86,127	—
Materials	78,922	141,684	—
All Others	—	441,945	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	1,956	—

Total Assets:	$444,370	$1,443,833	$ —

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(48)	—

Total Liabilities:	$—	$(48)	$ —

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)
Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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